Label	Element	Value
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000351881_SupplementTextBlock

Morgan Stanley

March 31, 2016

Supplement

SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF
Active Assets California Tax-Free Trust, dated October 30, 2015
Active Assets Government Securities Trust, dated October 30, 2015
Active Assets Money Trust, dated October 30, 2015
Active Assets Tax-Free Trust, dated October 30, 2015
(each, a "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is hereby added as the last sentence to the sections of the Funds' Prospectuses entitled "Fund Summaries—Active Assets California Tax-Free Trust—Principal Risks, —Active Assets Government Securities Trust—Principal Risks, —Active Assets Money Trust—Principal Risks and —Active Assets Tax-Free Trust—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.